Current Liabilities - Payables - Summary of Current Liabilities Payables (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Current Liabilities Payables [Abstract]
Creditors settlement terms	30 day terms	30 day terms